Risk management - Hedge of a net investment in a foreign operation (Details) $ in Millions, $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 COP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)
Risk management
Hedging instrument liabilities	$ 17,006			$ 17,348
Hedge of a net investment in a foreign operation
Risk management
Opening balance		$ 2,718	$ 6,467
Exchange difference		(3,160)	(6,642)
Deferred income tax		1,533	2,893
Closing balance	9,880	$ 1,091	$ 2,718
Hedging instrument assets	9,880
Hedging instrument liabilities	9,860			$ 10,001
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Closing balance	9,530
Hedging instrument assets	9,530
Hedge of a net investment in a foreign operation | ISA Colombia
Risk management
Closing balance	330
Hedging instrument assets	$ 330